Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

International Capital Appreciation Portfolio

September 30, 2020

VIPCAP-QTLY-1120
1.822576.115

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
Bailiwick of Jersey - 0.9%
Experian PLC	119,627	$4,494,910
Bermuda - 0.8%
IHS Markit Ltd.	48,900	3,839,139
Canada - 5.4%
Canadian National Railway Co.	51,500	5,484,747
Canadian Pacific Railway Ltd.	16,100	4,897,529
Constellation Software, Inc.	3,750	4,167,033
Thomson Reuters Corp.	54,300	4,333,234
Waste Connection, Inc. (Canada)	39,150	4,069,213
Wheaton Precious Metals Corp.	84,400	4,141,508

TOTAL CANADA		27,093,264

Cayman Islands - 12.6%
Alibaba Group Holding Ltd. sponsored ADR (a)	57,430	16,883,271
JD.com, Inc. sponsored ADR (a)	72,700	5,642,247
Meituan Dianping Class B (a)	202,400	6,375,864
NetEase, Inc. ADR	9,800	4,455,766
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	29,100	4,350,450
Sea Ltd. ADR (a)	25,200	3,881,808
Shenzhou International Group Holdings Ltd.	283,600	4,829,393
TAL Education Group ADR (a)	57,700	4,387,508
Tencent Holdings Ltd.	195,950	13,235,127

TOTAL CAYMAN ISLANDS		64,041,434

China - 0.8%
Kweichow Moutai Co. Ltd. (A Shares)	16,644	4,105,464
Denmark - 3.2%
DSV A/S	30,200	4,934,330
Novo Nordisk A/S Series B	95,600	6,623,606
ORSTED A/S (b)	32,900	4,535,608

TOTAL DENMARK		16,093,544

France - 7.0%
Air Liquide SA	33,810	5,371,292
Dassault Systemes SA	23,900	4,476,443
Hermes International SCA	4,889	4,219,978
Kering SA	7,607	5,062,326
L'Oreal SA	17,140	5,577,855
LVMH Moet Hennessy Louis Vuitton SE	14,121	6,607,226
SR Teleperformance SA	13,900	4,295,904

TOTAL FRANCE		35,611,024

Germany - 6.8%
Delivery Hero AG (a)(b)	38,200	4,394,558
Deutsche Borse AG	25,400	4,461,078
Infineon Technologies AG	172,500	4,862,050
RWE AG	116,500	4,368,162
SAP SE	48,000	7,474,474
Symrise AG	31,000	4,288,822
Vonovia SE	68,300	4,690,989

TOTAL GERMANY		34,540,133

Hong Kong - 2.2%
AIA Group Ltd.	641,400	6,375,579
Techtronic Industries Co. Ltd.	357,000	4,746,567

TOTAL HONG KONG		11,122,146

India - 2.1%
HDFC Bank Ltd.	283,150	4,168,454
Reliance Industries Ltd.	216,700	6,590,818

TOTAL INDIA		10,759,272

Indonesia - 0.8%
PT Bank Central Asia Tbk	2,228,400	4,067,734
Ireland - 1.6%
Flutter Entertainment PLC (Ireland)	27,900	4,438,931
Linde PLC	16,140	3,843,418

TOTAL IRELAND		8,282,349

Italy - 1.1%
Enel SpA	623,100	5,405,963
Japan - 11.1%
Daikin Industries Ltd.	25,000	4,619,358
Hoya Corp.	45,300	5,115,110
Kao Corp.	37,200	2,792,632
Keyence Corp.	12,416	5,804,223
Nitori Holdings Co. Ltd.	20,530	4,258,987
Olympus Corp.	216,500	4,502,279
Recruit Holdings Co. Ltd.	131,100	5,206,684
SMC Corp.	7,700	4,295,343
Sony Corp.	78,400	6,008,736
Tokyo Electron Ltd.	18,800	4,911,589
Unicharm Corp.	95,800	4,284,493
Z Holdings Corp.	640,100	4,275,501

TOTAL JAPAN		56,074,935

Korea (South) - 4.5%
LG Chemical Ltd.	8,148	4,569,638
NAVER Corp.	16,940	4,307,161
Samsung Electronics Co. Ltd.	197,330	9,848,478
Samsung SDI Co. Ltd.	11,470	4,263,886

TOTAL KOREA (SOUTH)		22,989,163

Netherlands - 4.0%
ASML Holding NV (Netherlands)	20,100	7,424,400
Ferrari NV	22,800	4,187,546
Wolters Kluwer NV	52,132	4,452,138
Yandex NV Series A (a)	66,300	4,326,075

TOTAL NETHERLANDS		20,390,159

Portugal - 0.8%
Energias de Portugal SA	791,847	3,894,642
Spain - 1.9%
Cellnex Telecom SA (b)	72,279	4,406,663
Iberdrola SA	432,188	5,325,615

TOTAL SPAIN		9,732,278

Sweden - 2.8%
Atlas Copco AB (A Shares)	104,900	5,022,541
Hexagon AB (B Shares) (a)	63,600	4,813,399
Swedish Match Co. AB	51,200	4,189,369

TOTAL SWEDEN		14,025,309

Switzerland - 8.7%
Givaudan SA	1,072	4,620,639
Lonza Group AG	8,216	5,070,386
Nestle SA (Reg. S)	98,990	11,781,002
Partners Group Holding AG	4,389	4,038,995
Roche Holding AG (participation certificate)	27,250	9,334,230
Sika AG	20,785	5,106,830
Temenos Group AG	29,017	3,908,104

TOTAL SWITZERLAND		43,860,186

Taiwan - 2.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	816,000	12,290,396
United Kingdom - 5.1%
Ashtead Group PLC	118,900	4,295,833
AstraZeneca PLC (United Kingdom)	64,200	7,014,779
Atlassian Corp. PLC (a)	24,100	4,381,139
London Stock Exchange Group PLC	40,500	4,646,035
Reckitt Benckiser Group PLC	55,319	5,393,898

TOTAL UNITED KINGDOM		25,731,684

United States of America - 12.5%
Adobe, Inc. (a)	8,600	4,217,698
Amazon.com, Inc. (a)	1,200	3,778,476
American Tower Corp.	15,800	3,819,334
Autodesk, Inc. (a)	15,900	3,673,059
Charter Communications, Inc. Class A (a)	6,400	3,995,776
MasterCard, Inc. Class A	12,190	4,122,292
MercadoLibre, Inc. (a)	3,600	3,896,928
Microsoft Corp.	18,600	3,912,138
Netflix, Inc. (a)	8,100	4,050,243
NextEra Energy, Inc.	13,330	3,699,875
NICE Systems Ltd. sponsored ADR (a)	20,000	4,540,600
NVIDIA Corp.	7,300	3,950,906
S&P Global, Inc.	10,300	3,714,180
SolarEdge Technologies, Inc. (a)	18,400	4,385,640
Thermo Fisher Scientific, Inc.	8,400	3,708,768
Visa, Inc. Class A	19,880	3,975,404

TOTAL UNITED STATES OF AMERICA		63,441,317

TOTAL COMMON STOCKS
(Cost $374,234,139)		501,886,445

Money Market Funds - 0.7%
Fidelity Cash Central Fund 0.10% (c)
(Cost $3,415,017)	3,414,335	3,415,017
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $377,649,156)		505,301,462
NET OTHER ASSETS (LIABILITIES) - 0.2%		866,588
NET ASSETS - 100%		$506,168,050

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,336,829 or 2.6% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$30,944
Fidelity Securities Lending Cash Central Fund	22,076
Total	$53,020

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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